Report of Independent
Registered Public Accounting
Firm

To the Board of Trustees of SunAmerica Series Trust and
Shareholders of each of the portfolios listed in Appendix
I

In planning and performing our audits of the financial statements of each of the portfolios listed in Appendix I
(constituting SunAmerica Series Trust, hereafter referred to as the "Portfolios") as of and for the year ended
January 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) ("PCAOB"), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements. Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be material weaknesses as defined above as of January 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of SunAmerica Series Trust and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Houston, Texas March 31, 2021



SunAmerica Series Trust	Appendix I
SA AB Growth Portfolio
SA AB Small & Mid Cap Value Portfolio
SA BlackRock Multi-Factor 70/30 Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Columbia Technology Portfolio
SA DFA Ultra Short Bond Portfolio
SA Dogs of Wall Street Portfolio
SA Emerging Markets Equity Index Portfolio
SA Federated Hermes Corporate Bond Portfolio
SA Fidelity Institutional AM(r) International Growth
Portfolio
SA Fidelity Institutional AM(r) Real Estate Portfolio
SA Fixed Income Index Portfolio
SA Fixed Income Intermediate Index Portfolio
SA Franklin Small Company Value Portfolio
SA Franklin U.S. Equity Smart Beta Portfolio
SA Global Index Allocation 60/40 Portfolio
SA Global Index Allocation 75/25 Portfolio
SA Global Index Allocation 90/10 Portfolio
SA Goldman Sachs Global Bond Portfolio
SA Goldman Sachs Multi-Asset Insights Portfolio
SA Index Allocation 60/40 Portfolio
SA Index Allocation 80/20 Portfolio
SA Index Allocation 90/10 Portfolio
SA International Index Portfolio
SA Invesco Growth Opportunities Portfolio
SA Invesco Main Street Large Cap Portfolio
SA Invesco VCP Equity-Income Portfolio
SA Janus Focused Growth Portfolio
SA JPMorgan Diversified Balanced Portfolio
SA JPMorgan Emerging Markets Portfolio
SA JPMorgan Equity-Income Portfolio
SA JPMorgan Global Equities Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA JPMorgan Mid-Cap Growth Portfolio
SA Large Cap Growth Index Portfolio
SA Large Cap Index Portfolio
SA Large Cap Value Index Portfolio
SA Legg Mason BW Large Cap Value Portfolio
SA Legg Mason Tactical Opportunities Portfolio
SA MFS Blue Chip Growth Portfolio
SA MFS Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio
SA Mid Cap Index Portfolio
SA Morgan Stanley International Equities Portfolio
SA PIMCO RAE International Value Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA PineBridge High-Yield Bond Portfolio
SA Putnam International Growth and Income Portfolio
SA Schroders VCP Global Allocation Portfolio
SA Small Cap Index Portfolio
SA T. Rowe Price Asset Allocation Growth Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Dynamic Allocation Portfolio
SA VCP Dynamic Strategy Portfolio
SA VCP Index Allocation Portfolio
SA WellsCap Aggressive Growth Portfolio